Schedule of Investments (unaudited)
January 31, 2026
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.1%
Autoliv, Inc.	125,044	$ 15,160,335
Banks — 2.0%
M&T Bank Corp.	292,626	64,837,143
PNC Financial Services Group, Inc. (The)	841,262	187,853,804
		252,690,947
Beverages — 8.1%
Coca-Cola Co. (The)	7,056,155	527,870,955
PepsiCo, Inc.	3,326,555	511,058,645
		1,038,929,600
Biotechnology — 7.8%
AbbVie, Inc.	3,228,107	719,900,142
Gilead Sciences, Inc.	2,020,499	286,809,833
		1,006,709,975
Capital Markets — 2.8%
Ares Management Corp., Class A	344,457	51,554,879
Blackstone, Inc., Class A	1,565,162	222,910,372
Cohen & Steers, Inc.	72,185	4,638,608
Moelis & Co., Class A	135,512	9,712,145
T Rowe Price Group, Inc.	663,935	70,164,651
		358,980,655
Chemicals — 0.9%
Air Products & Chemicals, Inc.	419,155	114,219,738
Communications Equipment — 3.1%
Cisco Systems, Inc.	5,092,937	398,878,826
Consumer Staples Distribution & Retail — 0.6%
Sysco Corp.	882,459	73,994,187
Distributors — 0.3%
Genuine Parts Co.	276,937	38,491,474
Electric Utilities — 5.7%
Alliant Energy Corp.	497,375	32,781,986
American Electric Power Co., Inc.	1,051,787	125,977,788
Duke Energy Corp.	1,787,111	216,865,920
Evergy, Inc.	542,511	41,626,869
IDACORP, Inc.	90,526	12,020,947
OGE Energy Corp.	496,333	21,679,825
Portland General Electric Co.	297,200	14,934,300
PPL Corp.	1,411,319	51,160,314
Southern Co. (The)	2,366,673	211,367,566
		728,415,515
Energy Equipment & Services — 1.0%
SLB Ltd.	2,750,238	133,056,515
Entertainment — 0.1%
Warner Music Group Corp., Class A	237,036	7,106,339
Financial Services — 0.0%
TFS Financial Corp.	273,921	3,855,438
Food Products — 2.5%
General Mills, Inc.	1,759,332	81,386,698
Hormel Foods Corp.	881,070	21,683,133
Ingredion, Inc.	118,493	13,994,023
McCormick & Co., Inc., NVS	443,063	27,394,585
Mondelez International, Inc., Class A	2,942,533	172,049,905
		316,508,344
Security	Shares	Value
Gas Utilities — 0.2%
National Fuel Gas Co.	148,263	$ 12,417,026
New Jersey Resources Corp.	258,187	12,775,093
		25,192,119
Ground Transportation — 1.6%
Union Pacific Corp.	863,802	203,079,850
Health Care Equipment & Supplies — 1.8%
Medtronic PLC	2,236,879	230,309,062
Hotels, Restaurants & Leisure — 1.9%
Darden Restaurants, Inc.	243,418	48,525,378
Starbucks Corp.	2,099,665	193,064,197
		241,589,575
Household Products — 7.4%
Clorox Co. (The)	378,792	42,723,950
Colgate-Palmolive Co.	1,377,325	124,358,674
Kimberly-Clark Corp.	1,024,380	102,427,756
Procter & Gamble Co. (The)	4,440,375	673,915,714
Reynolds Consumer Products, Inc.	131,933	3,056,888
		946,482,982
Insurance — 0.1%
Old Republic International Corp.	383,256	15,012,138
Leisure Products — 0.2%
Hasbro, Inc.	282,559	25,235,344
Machinery — 0.2%
Snap-on, Inc.	88,998	32,583,058
Multi-Utilities — 2.4%
Ameren Corp.	480,290	49,604,351
Black Hills Corp.	173,373	12,652,762
CenterPoint Energy, Inc.	936,815	37,182,187
CMS Energy Corp.	571,926	40,886,990
DTE Energy Co.	430,138	57,801,944
NiSource, Inc.	786,890	34,851,358
WEC Energy Group, Inc.	665,252	73,623,439
		306,603,031
Oil, Gas & Consumable Fuels — 24.2%
Antero Midstream Corp.	946,599	17,814,993
Chevron Corp.	5,335,718	943,888,514
ConocoPhillips	2,777,201	289,467,660
Coterra Energy, Inc.	1,563,915	45,118,948
DT Midstream, Inc.	165,946	20,912,515
EOG Resources, Inc.	1,249,352	140,089,840
Exxon Mobil Corp.	9,306,550	1,315,946,170
Kinder Morgan, Inc.	5,238,845	159,732,384
Magnolia Oil & Gas Corp., Class A	287,661	7,338,232
Williams Cos., Inc. (The)	2,438,462	164,010,954
		3,104,320,210
Pharmaceuticals — 7.0%
Johnson & Johnson	3,861,020	877,416,795
Royalty Pharma PLC, Class A	497,090	20,718,711
		898,135,506
Professional Services — 0.6%
Paychex, Inc.	773,928	79,815,195
Semiconductors & Semiconductor Equipment — 3.0%
Texas Instruments, Inc.	1,773,026	382,175,754

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 4.8%
Home Depot, Inc. (The)	1,625,155	$ 608,766,811
Penske Automotive Group, Inc.	41,911	6,571,226
		615,338,037
Tobacco — 9.0%
Altria Group, Inc.	7,622,577	472,523,548
Philip Morris International, Inc.	3,834,511	688,064,654
		1,160,588,202
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co., Inc., Class A	105,660	8,911,364
Watsco, Inc.	76,275	29,476,474
		38,387,838
Total Long-Term Investments — 99.7% (Cost: $10,875,019,831)		12,791,845,789
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(b)	15,173,076	$ 15,173,076
Total Short-Term Securities — 0.1% (Cost: $15,173,076)		15,173,076
Total Investments — 99.8% (Cost: $10,890,192,907)		12,807,018,865
Other Assets Less Liabilities — 0.2%		20,668,418
Net Assets — 100.0%		$ 12,827,687,283

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 12,578,606	$ 2,594,470 (a)	$ —	$ —	$ —	$ 15,173,076	15,173,076	$ 613,091	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	222	03/20/26	$ 18,768	$ 834,692
E-Mini Dow Jones Industrial Average Index	25	03/20/26	6,126	33,578
E-Mini Energy Select Sector Index	90	03/20/26	9,653	947,627
				$ 1,815,897
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core High Dividend ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,791,845,789	$ —	$ —	$ 12,791,845,789
Short-Term Securities
Money Market Funds	15,173,076	—	—	15,173,076
	$ 12,807,018,865	$ —	$ —	$ 12,807,018,865
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,815,897	$ —	$ —	$ 1,815,897

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares